RELATED PARTIES	12 Months Ended
Jun. 30, 2018
RELATED PARTIES [Abstract]
RELATED PARTIES
14.	RELATED PARTIES

(a)	Subsidiaries

		Equity Interest
	Country of Incorporation	2018%	2017%	2016%
Piedmont Lithium, Inc.[1]	United States	100	100	—
Gaston Land Company, LLC[2]	United States	100	—	—
WCP Gold Pty Ltd[3]	Australia	—	100	100
WCP Copper Pty Ltd[3]	Australia	—	100	100
Mt Phillips Exploration Pty Ltd[3]	Australia	—	100	100
WCP Energy Pty Ltd[3]	Australia	—	100	100
WCP Phosphate Pty Ltd[3]	Australia	—	100	100

Notes:
1	Piedmont Lithium, Inc. was incorporated by the Group on July 18, 2016.
2	Gaston Land Company, LLC was incorporated by the Group on October 23, 2017.
3	During the 2018 financial year, the Group voluntarily deregistered its five (5) dormant Australian subsidiaries.

(b)	Ultimate Parent

Piedmont Lithium Limited is the ultimate parent of the Group.

(c)	Key Management Personnel

The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2018	2017	2016
	US$	US$	US$
Short-term employee benefits	1,153,314	402,527	196,701
Post-employment benefits	18,876	14,180	13,844
Termination benefits	—	—	6,380
Share-based payments	957,147	359,559	(68,289)
Total compensation	2,129,337	776,266	148,636

No loans were provided to or received from Key Management Personnel during the year ended June 30, 2018 (2017: Nil, 2016: Nil).

(d)	Transactions with related parties of Key Management Personnel

Apollo Group Pty Ltd (‘Apollo’), a company associated with Mr Mark Pearce, was paid A$180,000 during the 2018 year for the provision of serviced office facilities and administrative, accounting and company secretarial services (2017: A$180,000) (2016: A$180,000), based on a monthly retainer of A$15,000 due and payable in advance with no fixed term. The agreement may be terminated by either party for any reason by giving one month’s notice.

Ledger Holdings Pty Ltd (‘Ledger’), a company associated with Mr Levi Mochkin, was paid A$70,000 during the 2018 year for the provision of services in relation to business development activities (2017: A$105,000) (2016: A$70,000) (such fees have been included in Mr Mochkin’s remuneration as disclosed above). Ledger receives a monthly retainer of A$5,833, with any additional fees agreed between the parties as required from time to time. The agreement may be terminated by either party for any reason by giving two months’ notice.